GENERAL (Schedule of carrying value of the net assets sold) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2021	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total net assets sold		$ 14,621
Discontinued Operations [Member] | Integrated Solutions Division Member
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		2,008
Restricted cash and deposits		371
Trade receivables and Unbilled accounts receivable		11,323
Other accounts receivable and prepaid expenses		3,140
Inventories		7,120
Deferred tax assets		2,083
Operating lease right-of-use assets, net of operating lease liabilities	$ 46
Other long-term assets		42
Property and equipment, net		3,926
Goodwill and intangible assets, net		302
Trade payables		(4,156)
Customer advances		(3,420)
Other accounts payable and accrued expenses and deferred revenues		(8,123)
Severance pay, net		$ (41)